CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of net carrying amount
The net carrying amount of the 2025 Convertible Notes were as follows:

	December 31,
	2022	2021

Principal original amount	$575,000	$575,000
Unamortized debt discount	$—	$—
Unamortized debt issuance costs	$(8,434)	$(11,565)
Converted to shares	—	—

Net carrying amount	$566,566	$563,435
NOTE 10:-    CONVERTIBLE NOTES (Cont.)

The Company recognized interest expense on the 2025 Convertible Notes as follows:

	Year ended December 31,
	2022	2021	2020

Amortization of debt discount and issuance costs	$3,131	$3,114	$7,629
The net carrying amount of the 2023 Convertible Notes were as follows:

	December 31,
	2022	2021

Principal original amount	$442,750	$442,750
Unamortized debt discount	—	—
Unamortized debt issuance costs	(1,046)	(3,128)
Converted to shares	(80,083)	(80,083)

Net carrying amount	$361,621	$359,539

The Company recognized interest expense on the 2023 Convertible Notes as follows:

	Year ended December 31,
	2022	2021	2020

Amortization of debt discount and issuance costs	$2,082	$2,184	$22,325